Significant Accounting Policies - Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements (Detail) - € / $		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros		1.1451	1.1932	1.0474
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	[1]	1.1794	1.1310	1.1065
Maximum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros		1.1352	1.0474	1.0474
Minimum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros		1.2431	1.1932	1.1423

[1]	The average of the noon-buying rate at the end of each fiscal month during the period presented.